Statement of Cash Flows (USD $)	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net Loss	$ 1,035,822	$ (460,649)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities [Abstract]
Gain on sale of property	(2,217,179)	(1,815,882)
Depreciation and amortization	940,453	1,595,335
Increase in accounts payable	(393,111)	19,755
Increase in accrued interest payable	1,075,453	1,391,960
Increase (decrease) in security deposit payable	(300)	9,643
Increase in cash held in escrow	(128,160)	(116,455)
(Increase) decrease in other assets	(543,592)	(98,158)
Increase Decrease In Due To Local General Partners And Affiliates	28,875	(84,521)
Increase (decrease) in due to general partner and affiliates	(162,022)	(215,414)
Total adjustments	(1,399,583)	686,263
Net Cash Provided By Used In Operating Activities Continuing Operations	(363,761)	225,614
Net Cash Provided By Used In Investing Activities [Abstract]
Purchase of property and equipment		(297,790)
Proceeds from sale of property	1,481,329	1,045,822
Costs Related To Sale Of Properties		(2,105)
(Increase) decrease in cash held in escrow	(138,720)	28,303
Net Cash Provided By Used In Investing Activities	1,342,609	774,230
Net Cash Provided By Used In Financing Activities [Abstract]
Repayments of mortgage notes	(367,191)	(491,969)
Repayment of advances/advances to local general partners and affiliates		(67,660)
Distributions to noncontrolling interests		(75,000)
Net Cash Provided By Used In Financing Activities	(367,191)	(634,629)
Net decrease in cash and cash equivalents	611,657	365,215
Cash and cash equivalents at beginning of period	1,479,226	1,587,016
Cash and cash equivalents at end of period	2,090,883	1,952,231
Supplemental Cash Flow Information [Abstract]
Decrease in prepaid expenses and other assets	$ 543,592	$ 98,158